Exhibit 99.1

John Deere Owner Trust 2006

Statement to Noteholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Payment Date:			15-Feb-07

(1) Before giving effect to distributions on this Payment Date:

(a)	(i)	outstanding principal amount of Class A-1 Notes:	$70,188,651.19
	(ii)	A-1 Note Pool Factor:	0.3824995

(b)	(i)	outstanding principal amount of Class A-2 Notes:	$123,000,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance	$12,040,248.00
	(ii)	Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:		$38,474,428.88
	per $1,000 original principal amount:		$209.67

(b)	Class A-2 Notes:		$0.00
	per $1,000 original principal amount:		$0.00

(c)	Class A-3 Notes:		$0.00
	per $1,000 original principal amount:		$0.00

(d)	Class A-4 Notes:		$0.00
	per $1,000 original principal amount:		$0.00

(e)	Total		$38,474,428.88

(3) (a) Amount of interest being paid on Notes:

		(i) Class A-1 Notes:	$313,753.21
		per $1,000 original principal amount:	$1.71

		(ii) Class A-2 Notes:	$554,525.00
		per $1,000 original principal amount:	$4.51

		(iii) Class A-3 Notes:	$1,219,466.67
		per $1,000 original principal amount:	$4.48

		(iv) Class A-4 Notes:	$952,098.58
		per $1,000 original principal amount:	$4.49

		(v) Total	$3,039,843.46

(4) (a) Pool Balance (excluding accrued interest)

		(i) at beginning of related Collection Period:	$677,099,081.51
		(ii) at end of related Collection Period:	$639,975,032.82

(b) Note Value
		(i) at beginning of related Collection Period:	$689,198,899.49
		(ii) at end of related Collection Period:	$650,724,470.61

(c) Pool Face Amount
		(i) at beginning of related Collection Period:	$799,852,868.29
		(ii) at end of related Collection Period:	$753,598,676.55

(5) After giving effect to distributions on this Payment Date:

(a)	(i)	outstanding principal amount of Class A-1 Notes:	$31,714,222.31
	(ii)	A-1 Note Pool Factor:	0.1728295

(b)	(i)	outstanding principal amount of Class A-2 Notes:	$123,000,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance	$12,040,248.00
	(ii)	Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:			$564,249.23
	per $1,000 original principal amount:		$0.70
(a) Amount of Servicing Fee earned:			$564,249.23
(b) Amount of Servicing Fee paid:			$564,249.23
(c) Amount of Servicing Fee Shortfall:			$0.00

(7) Amount of Administration Fee:			$100.00

(8) Aggregate Purchase Amounts for Collection Period:			$0.00

(9) (i)		Amount in Reserve Account:	$12,037,654.00
(ii)		Specified Reserve Account Balance:	$12,037,654.00

(10) (i)		Scheduled Payments of Receivables 60 days or more past due:	$1,055,811.00
(ii)		Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.16%

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$14,592,971.00
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	1.94%
	(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.28%
	(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.86%

(12)	(i)	Aggregate amount of net losses for the collection period	$87,319.19
	(ii)	cumulative amount of net losses:	$336,413.89
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.04%

(13)	If the payment Date is in June 2008 or December 2008:
	(i)	Average Delinquency Ratio Test is met:	NA
	(ii)	Cumulative Net Loss Ratio Test is met:	NA
	(iii)	Specified Reserve Reduction Trigger is met:	NA
	(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA